ADVANCES FROM CUSTOMERS	6 Months Ended
Jun. 30, 2024
Advances From Customers
ADVANCES FROM CUSTOMERS

10. ADVANCES FROM CUSTOMERS

Advances from customers are contract liabilities that represent the Company’s obligation to transfer goods or services to customers for which the Company has received prepayments from the customers. As of June 30, 2024 and December 31, 2023, the Company recorded advances from customers that amounted to $2,613,072 and 1,555,424, respectively. The amount of revenue recognized that was included in the contract liabilities at the beginning of the period were $1,055,869 and $65,612 for the six months ended June 30, 2024 and 2023, respectively.